PINNACLE CAPITAL MANAGEMENT FUNDS TRUST
 100 Limestone Plaza

Fayetteville, New York 13066

January 14, 2011

VIA EDGAR

==========

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Mail Stop 4720

Washington, D.C.  20549

RE:

Pinnacle Capital Management Funds Trust (the “Trust”) Registration Statement under the Securities Act of 1933 (“Securities Act”) and the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) on Form N-1A with respect to the Pinnacle Capital Management Balanced Fund (the “Fund”) (Registration Numbers 333-168469; 811-22445)

Ladies and Gentlemen:

Enclosed herewith for filing, in electronic format, on behalf of the Trust, pursuant to the Securities Act, the 1940 Act, and Regulation S-T, is Pre-Effective Amendment No. 2 under the Securities Act and Amendment No. 2 under the 1940 Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), which is being filed pursuant to Rule 472 under the Securities Act.

The Amendment is being filed for the purposes of (i) addressing comments from Dominic Minore, Senior Counsel, of the Securities and Exchanges Commission (“SEC”) Staff from a conversation on Tuesday, January 11, 2011regarding the Trust’s amendment filing to its Registration Statement that was submitted to the Securities and Exchange Commission on December 3, 2010; (ii) adding seed audit information and (iii) making other minor and conforming changes.  The Amendment includes the Fund’s Prospectus, Statement of Additional Information, Part C, a conformed signature page, the manually signed original of which, is maintained at the offices of the Trust and exhibits.  Also being transmitted concurrently with the Amendment is a letter filed as supplemental correspondence responding to Mr. Minore’s comments on the Trust’s initial registration statement filing.

If you have any questions concerning the foregoing, please contact me at (913) 660-0778.

Sincerely,

/s/ John H. Lively

John H. Lively

cc:

Steven R. Pickard

Pinnacle Capital Management, LLC

100 Limestone Plaza

Fayetteville, New York 13066

STLD01-1429511-2